Form N-1A Cover	Jun. 26, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Morgan Stanley Long Duration Government Opportunities Fund
Entity Central Index Key	0000730044
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 26, 2025
Prospectus Date	Apr. 30, 2025